Cash Flow Information - Reconciliation of Net Income (Loss) to Net Cash Flow Generated from Operating Activities and Other Non-Cash Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of supplementary cash flow information [abstract]
Income (loss) for the year	$ 681,120	$ 494,642
Adjustments for:
Depreciation and amortization	165,366	181,260
Finance items:
Interest income	(2,998)	(17,349)
Interest and accretion expense	8,036	5,510
Unrealized foreign exchange (gain) loss	2,228	(4,297)
Inventory write down reversals	(3,465)	(2,703)
Write off of property, plant and equipment	87	282
Realized and unrealized losses on commodity put options	29,797
Income and other taxes	311,792	(306,396)
Other items	258	2,403
(Increase) decrease in:
Inventories	(109,212)	(26,534)
Trade, other receivables and prepaid expenses	52,148	(43,456)
(Decrease) increase in:
Trade and other payables	29,554	12,414
Deferred revenue	46,079	75,393
Cash generated from operating activities before interest and tax	$ 1,210,790	$ 371,169